GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets, Net

	December 31,
	2020	2019

	(In thousands)
Goodwill	$1,879,438	$1,616,867
Intangible assets with indefinite lives	246,913	225,296
Intangible assets with definite lives, net of accumulated amortization	158,927	124,854
Total goodwill and intangible assets, net	$2,285,278	$1,967,017

Schedule of Goodwill by Reporting Unit

	Balance at				Foreign	Balance at
	December 31,				Exchange	December 31,
	2019	Additions	(Deductions)	Impairment	Translation	2020

	(In thousands)
ANGI Homeservices	$884,296	$2,665	$—	$—	$5,172	$892,133
Vimeo	219,374	—	(38)	—	—	219,336
Search	265,146	—	—	(265,146)	—	—
Emerging & Other	248,051	519,405	—	—	513	767,969
Total	$1,616,867	$522,070	$(38)	$(265,146)	$5,685	$1,879,438

	Balance at				Foreign	Balance at
	December 31,				Exchange	December 31,
	2018	Additions	(Deductions)	Impairment	Translation	2019

	(In thousands)
ANGI Homeservices	$895,071	$18,326	$(29,293)	$—	$192	$884,296
Vimeo	77,152	142,222	—	—	—	219,374
Search	265,146	—	—	—	—	265,146
Emerging & Other	246,748	4,765	—	(3,318)	(144)	248,051
Total	$1,484,117	$165,313	$(29,293)	$(3,318)	$48	$1,616,867

Schedule of Intangible Assets with Definite Lives

	December 31, 2020
				Weighted-
	Gross			Average
	Carrying	Accumulated		Useful Life
	Amount	Amortization	Net	(Years)

	(In thousands)
Technology	$167,997	$(102,355)	$65,642	4.1
Service professional relationships	97,960	(97,312)	648	3.0
Customer lists and user base	91,887	(33,864)	58,023	4.0
Trade names	53,383	(19,227)	34,156	6.6
Memberships	15,900	(15,900)	—	3.0
Other	10,439	(9,981)	458	3.4
Total	$437,566	$(278,639)	$158,927	4.1

	December 31, 2019
				Weighted-
	Gross			Average
	Carrying	Accumulated		Useful Life
	Amount	Amortization	Net	(Years)

	(In thousands)
Technology	$143,255	$(73,483)	$69,772	4.5
Service professional relationships	99,651	(76,445)	23,206	2.9
Customer lists and user base	44,286	(24,226)	20,060	3.3
Trade names	12,777	(8,082)	4,695	3.5
Memberships	15,900	(11,940)	3,960	3.0
Other	10,439	(7,278)	3,161	3.4
Total	$326,308	$(201,454)	$124,854	3.7

Schedule of Expected Amortization of Intangible Assets

Years Ending December 31,	(In thousands)
2021	$62,600
2022	37,982
2023	23,209
2024	11,292
2025	9,040
Thereafter	14,804
Total	$158,927